OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Refundable deposits with suppliers	$ 2,784,818	$ 1,585,138
Deposits for open project bids	129,151	120,838
VAT deductible	298,056
Other receivables	235,861	198,650
Other current assets	$ 3,447,886	$ 1,904,626